Income Taxes - Summary of Deferred Tax (Assets) and Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ 867	$ 2,536	$ 712
Exploration and evaluation assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	39,120	26,258
Convertible debentures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	66	241
Non-capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(38,333)	(24,501)
Share issuance costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(208)	(168)
Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(79)	(74)
Marketable Securities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Marketable securities	$ 301	$ 780